Employee benefits	12 Months Ended
Dec. 31, 2022
Disclosure of information about defined benefit plans [abstract]
Employee benefits
16.	Employee benefits
TFI International pension plans
The Group sponsors defined benefit pension plans for 99 of its employees (2021 – 105).
These plans are all within Canada and include one unregistered plan. All the defined benefit plans are no longer offered to employees and two defined benefits plans in the past have been converted prospectively to defined contribution plans. Therefore, the future obligation will only vary by actuarial re-measurements.
With the exception of one plan, all other plans do not have recurring contributions for employees. These plans are still required to fund past service costs. The remaining plan is fully funded by the Group.
The Group measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as of December 31, 2021 and the next required valuation will be as of December 31, 2022.

TForce Freight pension plans
Pursuant to the terms of the purchase agreement for TForce Freight, the

Group has recognized defined benefit pension plans for certain participants of the UPS Pension plans. The pension plans have ongoing benefit accruals and new employees that are eligible to participate in the plans once they satisfy the participation requirements. The pension plans include 8,787 active participants (2021 - 9,399).
The plans do not have recurring contributions for employees. These plans are still required to fund past service costs and are fully funded by the Group. The Group measures its accrued benefit obligations and the fair value of plan assets for accounting purposes as at December 31 of each year. The most recent actuarial valuation of the pension plans for funding purposes was as of December 31, 2021.
Information in the tables that follow pertains to all of the Group’s defined benefit pension plans.

	December 31, 2022			December 31, 2021
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Defined benefit obligation	20,189	144,110	164,299	27,127	133,653	160,780
Fair value of plan assets	(10,214)	(158,444)	(168,658)	(13,437)	(80,466)	(93,903)
Net defined benefit liability (asset)	9,975	(14,334)	(4,359)	13,690	53,187	66,877
Plan assets comprise:

	December 31, 2022	December 31, 2021
TFI International pension plans
Equity securities	7%	6%
Debt securities	91%	89%
Other	2%	5%
TForce Freight pension plans
Equity securities	95%	48%
Debt securities	5%	52%
All equity and debt securities have quoted prices in active markets. Debt securities are held through mutual funds and primarily hold investments with ratings of AAA, AA or A, based on Moody’s ratings.
The other asset categories are real estate investment trusts.
Movement in the present value of the accrued benefit obligation for defined benefit plans:

		December 31, 2022			December 31, 2021
		TFI	TForce		TFI	TForce
		International	Freight		International	Freight
		pension	pension		pension	pension
Note		plans	plans	Total	plans	plans	Total

Defined benefit obligati o n, beginning of year		27,127	133,653	160,780	35,529	-	35,529
Increase through business combinations	5	-	-	-	-	70,261	70,261
Current service cost		539	115,967	116,506	619	54,818	55,437
Interest cost		730	3,522	4,252	814	1,475	2,289
Benefits paid		(985)	(1,283)	(2,268)	(4,885)	(552)	(5,437)
Remeasurement (gain) loss arising from:
- Demographic		-	(12,200)	(12,200)	-	252	252
- Financial assumptions		(4,880)	(83,707)	(88,587)	(1,402)	7,399	5,997
- Experience		(489)	(11,463)	(11,952)	(426)	-	(426)
Settlement		-	82	82	(3,420)	-	(3,420)
Effect of movements in exchange rates		(1,853)	(461)	(2,314)	298	-	298
Defined benefit obligation, end of year		20,189	144,110	164,299	27,127	133,653	160,780

Movement in the fair value of plan assets for defined benefit plans:

		December 31, 2022			December 31, 2021
		TFI	TForce		TFI	TForce
		International	Freight		International	Freight
		pension	pension		pension	pension
	Note	plans	plans	Total	plans	plans	Total
Fair value of plan assets,beginning of year		13,437	80,466	93,903	21,147	-	21,147
Increase through business combinations	5	-	-	-	-	4,412	4,412
Interest income		348	3,746	4,094	451	100	551
Employer contributions		457	103,099	103,556	815	75,482	76,297
Benefits paid		(985)	(1,283)	(2,268)	(4,885)	(552)	(5,437)
Fair value remeasurement		(2,066)	(25,407)	(27,473)	(698)	1,008	310
Plan administration expenses		(59)	(1,735)	(1,794)	(112)	-	(112)
Settlement		-	-	-	(3,475)	-	(3,475)
Effect of movements in exchange rates		(918)	(442)	(1,360)	194	16	210
Fair value of plan assets, end of year		10,214	158,444	168,658	13,437	80,466	93,903
Expense recognized in income or loss:

	December 31, 2022			December 31, 2021
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Current service cost	539	115,967	116,506	619	54,818	55,437
Net interest cost	382	(224)	158	363	1,375	1,738
Plan administration expenses	59	1,735	1,794	112	-	112
Net settlement	-	82	82	55	-	55
Pension expense	980	117,560	118,540	1,149	56,193	57,342
Actual return on plan assets	(1,718)	(21,661)	(23,379)	(247)	1,108	861
Actuarial losses recognized in other comprehensive income:

	December 31, 2022			December 31, 2021
	TFI	TForce		TFI	TForce
	International	Freight		International	Freight
	pension	pension		pension	pension
	plans	plans	Total	plans	plans	Total
Amount accumulated in retained earnings, beginning of year	12,174	6,643	18,817	13,304	-	13,304
Recognized during the year	(3,303)	(81,881)	(85,184)	(1,130)	6,643	5,513
Amount accumulated in retained earnings, end of year	8,871	(75,238)	(66,367)	12,174	6,643	18,817
Recognized during the year, net of tax	(2,435)	(61,073)	(63,508)	(833)	4,961	4,128
The significant actuarial assumptions used (expressed as weighted average):

	December 31, 2022		December 31, 2021
	TFI	TForce	TFI	TForce
	International	Freight	International	Freight
	pension	pension	pension	pension
	plans	plans	plans	plans
Defined benefit obligation:
Discount rate at	5.0%	5.2%	3.0%	2.9%
Future salary increases	1.6%	2.0%	1.6%	2.0%
Employee benefit expense:
Discount rate at	2.4%	5.2%	5.2%	2.9%
Rate of return on plan assets at	2.4%	5.2%	5.2%	2.9%
Future salary increases	3.0%	2.0%	2.0%	2.0%

Assumptions regarding future mortality are based on published statistics and mortality tables. The current longevities underlying the value of the liabilities in the defined benefit plans are as follows:

	December 31, 2022		December 31, 2021
	TFI	TForce	TFI	TForce
	International	Freight	International	Freight
	pension	pension	pension	pension
	plans	plans	plans	plans
Longevity at age 65 for current pensioners
Males	22.7	19.0	22.7	20.1
Females	24.9	21.4	24.9	22.2
Longevity at age 65 for current members aged 45
Males	23.6	20.6	23.6	21.7
Females	25.8	22.9	25.8	23.7
At December 31, 2022 the weighted average duration of the defined benefit obligation was:

TFI International pension plans	9.7
TForce Freig h t pension plans	18.0
The following table presents the impact of changes of major assumptions on the defined benefit obligation for the years ended:

	2022		2021
	Increase	Decrease	Increase	Decrease

Discount rate (1% movement)	(25,536)	32,517	(27,922)	36,696
Life expectancy (1-year movement)	3,911	(4,122)	4,475	(4,650)
Historical information:

	2022	2021	2020	2019	2018
Defined benefit obligation	164,299	160,780	35,529	31,449	27,579
Fair value of plan ass e ts	(168,658)	(93,903)	(21,147)	(18,108)	(16,581)
(Surplus) deficit in the plan	(4,359)	66,877	14,382	13,341	10,998

Experience adjustments arising on plan obligations	(112,739)	5,823	3,220	2,116	(2,427)
Experience adjustments arising on plan assets	(27,473)	310	1,129	467	(815)
The Group expects contributions of

$0.1
million to be paid to its defined benefit plans in 2023.